Average Annual Total Returns		12 Months Ended	35 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
MSCI World Index Net (USD)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.35%	5.98%
S&P 500® Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.02%	11.56%
FIS Christian Stock Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.35%	5.98%
Performance Inception Date			Feb. 08, 2022
FIS Christian Stock Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.15%	5.75%
FIS Christian Stock Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	4.59%

[1]	The MSCI World Index captures large and mid-cap representation across 23 Developed Markets (DM) countries. With 1,429 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
[2]	The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.